Commitments (Tables)	12 Months Ended
Dec. 31, 2016
Commitments And Contingencies Disclosure [Abstract]
Future Rental Commitments	Future rental commitments under all operating leases are as follows (in thousands):
Year Ending December 31,
2017	$489
2018	547
2019	557
2020	237
Thereafter	—
Total	$1,830